Net Defined Benefit Liabilities - Summary of Remeasurements of the Net Defined Benefit Liabilities Recognized in Other Comprehensive Income (Loss) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Remeasurement Of Net Defined Benefit Liability Asset Recognized As Other Comprehensive Income [Abstract]
Return on plan assets (excluding amounts included in interest income)	₩ 43,680	₩ 27,251	₩ 18,228
Actuarial gains and losses	(5,233)	(144,944)	(120,846)
Income tax effect	(9,791)	31,076	25,895
Effect of exchange differences	(639)	1,242	4,553
Remeasurements after income tax expense	₩ 28,017	₩ (85,375)	₩ (72,170)